SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
In-kind contributions	$ 3,642,234
Total	(9,240,970)	$ (16,823,279)
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	6,745,127	14,270,782
Purchases of goods and services	(23,351,132)	(20,696,699)
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Salaries, social security benefits and other benefits	(1,817,360)	(9,667,629)
Sales of goods and services	6,048
Purchases of goods and services	821,959
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	6,463,117	1,643,269
Purchases of goods and services	(1,750,963)	(2,178,877)
In-kind contributions	$ 3,642,234
Interest expenses		$ (194,125)